INCOME TAXES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

Income taxes

The provision for income taxes differs from that computed at combined corporate tax rate of approximately 26% as follows:

Income tax recovery

	Year ended March 31, 2025	Year ended March 31, 2024
	$	$
Net loss	(8,421,179)	(14,094,283)

Expected income tax recovery	(2,189,707)	(3,664,514)
Non-deductible expenses	1,322,198	882,745
Other temporary differences	(988)	(4,160)
Change in valuation allowance	868,497	2,785,929
	—	—

Deferred tax assets

	As at March 31, 2025	As at March 31, 2024
	$	$
Non-capital loss carry forwards	19,078,653	18,211,344
Other temporary differences	3,803	7,963
Valuation allowance	(19,082,456)	(18,219,307)
	—	—

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

As of March 31, 2025 and 2024, the Company decided that a valuation allowance relating to the above deferred tax assets of the Company was necessary, largely based on the negative evidence represented by losses incurred and a determination that it is not more likely than not to realize these assets, such that, a corresponding valuation allowance, for each respective period, was recorded to offset deferred tax assets.

As of March 31, 2025 and 2024, the Company has approximately $73,379,434 and $70,043,631, respectively, of non-capital losses available to offset future taxable income. These losses will expire between 2035 to 2039.

As of March 31, 2025, and 2024 the Company was not subject to any uncertain tax positions.